Cover - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Amendment No.1
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--06-30
Entity File Number	001-38304
Entity Registrant Name	Dogness (International) Corporation
Entity Central Index Key	0001707303
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Tongsha Industrial Estate
Entity Address, Address Line Two	East District
Entity Address, City or Town	Dongguan
Entity Address, Country	CN
Entity Address, Postal Zip Code	523217
Title of 12(b) Security	Common Shares, $0.002 par value per share
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Audit Alliance LLP	Prager Metis CPAs, LLC
Auditor Location	Singapore	Hackensack, New Jersey
Auditor Firm ID	3481	273
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	20,555,814
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	9,069,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Tongsha Industrial Estate
Entity Address, City or Town	Dongguan
Entity Address, Country	CN
Entity Address, Postal Zip Code	523217
City Area Code	+1
Local Phone Number	214 463 6268
Contact Personnel Name	Dr. Yunhao Chen
Contact Personnel Email Address	yunhaochen@dogness.com